Share-Based Payment (Details 2) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪) Share Year ₪ / shares	Dec. 31, 2025 USD ($) Share Year $ / shares	Dec. 31, 2024 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share	1,834,304	1,834,304	625,158
Lifetime of options | Year	7	7
25/03/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		256,185
Option value in NIS/USD | (per share)	₪ 22.45	$ 6.12
Exercise price in NIS	61.27
Share price in NIS	₪ 59.22
Risk-free interest rate	4.17%	4.17%
Standard deviation	32.07%	32.07%
Value of options	₪ 5,751	$ 1,569
25/03/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		183,863
Option value in NIS/USD | (per share)	₪ 23.83	$ 6.5
Exercise price in NIS	61.27
Share price in NIS	₪ 59.22
Risk-free interest rate	4.17%	4.17%
Standard deviation	32.07%	32.07%
Value of options	₪ 4,381	$ 1,195
05/05/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		21,285
Option value in NIS/USD | (per share)	₪ 24.3	$ 6.73
Exercise price in NIS	58.47
Share price in NIS	₪ 58.57
Risk-free interest rate	4.12%	4.12%
Standard deviation	36.20%	36.20%
Value of options	₪ 517	$ 143
04/08/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		89,812
Option value in NIS/USD | (per share)	₪ 36.62	$ 10.76
Exercise price in NIS	83.83
Share price in NIS	₪ 83.83
Risk-free interest rate	4.11%	4.11%
Standard deviation	36.60%	36.60%
Value of options	₪ 3,289	$ 966
04/08/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		55,435
Option value in NIS/USD | (per share)	₪ 34.6	$ 10.16
Exercise price in NIS	83.83
Share price in NIS	₪ 83.83
Risk-free interest rate	4.11%	4.11%
Standard deviation	36.60%	36.60%
Value of options	₪ 1,918	$ 563
29/07/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		98,743
Option value in NIS/USD | (per share)	₪ 35.63	$ 10.58
Exercise price in NIS	84.6
Share price in NIS	₪ 85.4
Risk-free interest rate	3.95%	3.95%
Standard deviation	33.72%	33.72%
Value of options	₪ 3,518	$ 1,045
01/10/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		141,314
Option value in NIS/USD | (per share)	₪ 41.64	$ 12.6
Exercise price in NIS	97.66
Share price in NIS	₪ 101.9
Risk-free interest rate	3.95%	3.95%
Standard deviation	33.72%	33.72%
Value of options	₪ 5,884	$ 1,780
01/10/2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		987,667
Option value in NIS/USD | (per share)	₪ 48.71	$ 14.73
Exercise price in NIS	84.6
Share price in NIS	₪ 101.9
Risk-free interest rate	3.95%	3.95%
Standard deviation	33.72%	33.72%
Value of options	₪ 48,109	$ 14,552